SUBSEQUENT EVENTS (Details) - BRL (R$)	Jan. 26, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Events subsequent to the reporting date
Share capital		R$ 9,235,546,000		R$ 9,235,546,000
Quantity of ordinary shares		1,324,117,615,000		1,361,263,584,000
Ordinary shares [member] | Not later than 18 months
Events subsequent to the reporting date
Share buyback program	40,000,000
Share Capital
Events subsequent to the reporting date
Share capital		R$ 9,269,281,000
Share Capital | Ordinary shares [member]
Events subsequent to the reporting date
Quantity of ordinary shares	1,304,117,615	1,324,117,615
Treasury shares canceled
Events subsequent to the reporting date
Number of shares canceled	20,000,000		37,145,969
Average cost of canceled treasury shares	R$ 42.69
Total amount of canceled treasury shares	853,725,000
Treasury shares canceled | Share Capital
Events subsequent to the reporting date
Share capital	R$ 9,269,281,000